EQUITY - (Disclosure of key assumptions used to measure fair value of warrants) (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	May 31, 2023	Feb. 28, 2023	May 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	48.43%	48.43%	48.43%
Share price (Canadian Dollar)	$ 0.48	$ 0.48	$ 0.48
Expected life (in years)	2 years 4 months 3 days	2 years 1 month 4 days	2 years 4 months 3 days
Risk-free interest rate	4.12%	4.12%	4.12%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value: Per Warrant (Canadian Dollar)	$ 0.009	$ 0.006	$ 0
Fair value: Total Warrants (Canadian Dollar in thousands)	$ 5	$ 33	$ 0